GuideMark® Large Cap Core Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	COMMON STOCKS - 95.08%
	Aerospace & Defense - 0.46%
3,984	Howmet Aerospace, Inc. (b)	$137,329
1,227	L3Harris Technologies, Inc.	265,216
1,560	Lockheed Martin Corp.	590,226
1,111	Northrop Grumman Corp.	403,771
6,366	Raytheon Technologies Corp.	543,083
12,883	Textron, Inc.	885,964
5,944	Virgin Galactic Holdings, Inc. (b)	273,424
		3,099,013
	Air Freight & Logistics - 0.60%
5,629	C.H. Robinson Worldwide, Inc.	527,269
5,518	Expeditors International of Washington, Inc.	698,579
3,970	FedEx Corp.	1,184,370
6,287	United Parcel Service, Inc. - Class B	1,307,507
2,572	XPO Logistics, Inc. (b)	359,797
		4,077,522
	Auto Components - 0.11%
3,178	Aptiv PLC (b)	499,995
4,092	Gentex Corp.	135,404
4,374	QuantumScape Corp. (b)	127,983
		763,382
	Automobiles - 1.28%
176,021	Ford Motor Co. (b)	2,615,672
15,676	General Motors Co. (b)	927,549
7,338	Harley-Davidson, Inc.	336,227
6,519	Tesla, Inc. (b)	4,430,964
2,676	Thor Industries, Inc.	302,388
		8,612,800
	Banks - 3.03%
60,487	Bank of America Corp.	2,493,879
9,684	Bank OZK	408,277
26,786	Citigroup, Inc.	1,895,110
10,715	Citizens Financial Group, Inc.	491,497
4,704	Comerica, Inc.	335,583
1,198	Cullen Frost Bankers, Inc.	134,176
3,734	East West Bancorp, Inc.	267,690
19,017	F.N.B. Corp.	234,480
15,262	Fifth Third Bancorp (a)	583,466
393	First Citizens BancShares, Inc. - Class A	327,267
7,736	First Horizon National Corp.	133,678
36,134	JPMorgan Chase & Co.	5,620,282
6,531	KeyCorp	134,865
4,928	PacWest Bancorp	202,837
5,531	Pinnacle Financial Partners, Inc.	488,332

7,361	Popular, Inc.	552,443
19,910	Regions Financial Corp.	401,784
1,912	Signature Bank	469,683
8,032	Sterling Bancorp	199,113
1,413	SVB Financial Group (b)	786,236
12,196	Synovus Financial Corp.	535,161
4,562	The PNC Financial Services Group, Inc.	870,247
2,445	Truist Financial Corp.	135,698
7,038	U.S. Bancorp	400,955
7,320	Umpqua Holdings Corp.	135,054
2,464	Webster Financial Corp.	131,430
24,442	Wells Fargo & Co.	1,106,978
6,191	Western Alliance Bancorp	574,834
5,159	Wintrust Financial Corp.	390,175
		20,441,210
	Beverages - 1.09%
706	Boston Beer Co., Inc. - Class A (b)	720,685
3,673	Brown-Forman Corp. - Class A	258,946
8,227	Brown-Forman Corp. - Class B	616,531
33,539	Molson Coors Brewing Co. - Class B (a)(b)	1,800,709
7,928	Monster Beverage Corp. (b)	724,223
14,822	PepsiCo, Inc.	2,196,176
18,920	The Coca-Cola Co.	1,023,761
		7,341,031
	Biotechnology - 1.98%
3,926	Alexion Pharmaceuticals, Inc. (b)	721,245
9,783	Amgen, Inc.	2,384,606
3,795	Biogen, Inc. (b)	1,314,095
25,126	Exelixis, Inc. (a)(b)	457,796
25,418	Gilead Sciences, Inc.	1,750,284
8,671	Incyte Corp. (b)	729,491
6,395	Moderna, Inc. (b)	1,502,697
1,047	Regeneron Pharmaceuticals, Inc. (b)	584,791
17,387	Sage Therapeutics, Inc. (b)	987,756
5,098	Seagen, Inc. (a)(b)	804,872
6,030	United Therapeutics Corp. (b)	1,081,842
5,128	Vertex Pharmaceuticals, Inc. (b)	1,033,959
		13,353,434
	Building Products - 0.99%
4,380	A. O. Smith Corp. - Class A	315,623
1,758	Advanced Drainage Systems, Inc.	204,930
3,942	Allegion PLC	549,121
15,027	Carrier Global Corp.	730,312
2,102	Fortune Brands Home & Security, Inc.	209,380
13,255	Johnson Controls International PLC	909,691
1,889	Lennox International, Inc. (a)	662,661
9,597	Masco Corp.	565,359
10,776	Owens Corning, Inc.	1,054,970
5,019	Trane Technologies PLC	924,199
5,175	Trex Co., Inc. (b)	528,937
		6,655,183

	Capital Markets - 2.76%
2,957	Affiliated Managers Group, Inc.	455,999
2,492	Ameriprise Financial, Inc.	620,209
2,303	Apollo Global Management, Inc. (a)	143,247
2,218	Ares Management Corp. - Class A	141,043
988	BlackRock, Inc.	864,470
4,861	Evercore, Inc. - Class A	684,283
2,192	FactSet Research Systems, Inc.	735,657
67,573	Invesco, Ltd.	1,806,226
9,538	KKR & Co, Inc.	565,031
15,094	Lazard, Ltd. - Class A	683,004
5,784	LPL Financial Holdings, Inc.	780,724
1,373	MarketAxess Holdings, Inc.	636,509
4,390	Moody's Corp.	1,590,804
11,831	Morgan Stanley	1,084,785
1,683	Morningstar, Inc.	432,716
1,605	NASDAQ OMX Group, Inc.	282,159
3,681	Raymond James Financial, Inc.	478,162
3,749	S&P Global, Inc.	1,538,777
4,970	SEI Investments Co.	307,991
4,488	State Street Corp.	369,273
7,650	Stifel Financial Corp.	496,179
4,991	T. Rowe Price Group, Inc. (a)	988,068
10,187	The Bank of New York Mellon Corp.	521,880
8,736	The Blackstone Group, Inc.	848,615
16,330	The Charles Schwab Corp.	1,188,987
15,168	Virtu Financial, Inc. - Class A	419,092
		18,663,890
	Chemicals - 1.19%
2,300	Albemarle Corp.	387,458
4,095	Celanese Corp. - Series A	620,802
8,268	CF Industries Holdings, Inc.	425,389
13,187	Corteva, Inc.	584,843
3,841	Dow, Inc.	243,059
2,359	DuPont de Nemours, Inc.	182,610
4,564	Eastman Chemical Co.	532,847
1,932	Ecolab, Inc.	397,934
24,036	Element Solutions, Inc.	561,962
15,221	Olin Corp.	704,123
3,178	PPG Industries, Inc.	539,529
7,229	RPM International, Inc.	641,068
9,870	The Chemours Co.	343,476
20,777	The Mosaic Co.	662,994
2,271	The Scotts Miracle-Gro Co. - Class A	435,850
9,304	Valvoline, Inc.	302,008
5,231	Westlake Chemical Corp.	471,261
		8,037,213
	Commercial Services & Supplies - 0.53%
20,688	ADT, Inc.	223,223
3,107	Avery Dennison Corp.	653,216
2,336	Cintas Corp. (a)	892,352
4,760	Copart, Inc. (b)	627,511
822	MSA Safety, Inc.	136,107

23,682	Rollins, Inc.	809,924
1,455	Waste Management, Inc.	203,860
		3,546,193
	Communications Equipment - 1.32%
1,159	Arista Networks, Inc. (b)	419,917
3,923	Ciena Corp. (b)	223,180
30,925	Cisco Systems, Inc.	1,639,025
15,726	CommScope Holding Co., Inc. (b)	335,121
2,681	F5 Networks, Inc. (a)(b)	500,436
1,915	Lumentum Holdings, Inc. (b)	157,087
2,542	Motorola Solutions, Inc.	551,233
2,141	Palo Alto Networks, Inc. (b)	794,418
21,695	Qualcomm, Inc.	3,100,866
3,785	Ubiquiti, Inc.	1,181,639
		8,902,922
	Construction & Engineering - 0.71%
20,908	AECOM (b)	1,323,895
2,520	Jacobs Engineering Group, Inc.	336,218
1,168	Martin Marietta Materials, Inc.	410,914
8,260	MasTec, Inc. (b)	876,386
20,301	Quanta Services, Inc.	1,838,662
		4,786,075
	Construction Materials - 0.10%
3,327	Eagle Materials, Inc.	472,800
1,144	Vulcan Materials Co.	199,136
		671,936
	Consumer Finance - 1.16%
29,160	Ally Financial, Inc.	1,453,334
5,033	American Express Co.	831,603
8,526	Capital One Financial Corp.	1,318,887
647	Credit Acceptance Corp. (a)(b)	293,809
5,471	Discover Financial Services	647,165
22,077	OneMain Holdings, Inc.	1,322,633
24,989	Santander Consumer USA Holdings, Inc.	907,600
22,008	Synchrony Financial	1,067,828
		7,842,859
	Containers & Packaging - 0.58%
8,343	Ardagh Group SA	204,571
9,556	Berry Plastics Group, Inc. (b)	623,242
4,339	Crown Holdings, Inc.	443,489
7,043	International Paper Co.	431,806
996	Packaging Corp. of America	134,878
3,847	Sealed Air Corp. (a)	227,935
4,403	Silgan Holdings, Inc. (a)	182,725
31,947	WestRock Co.	1,700,219
		3,948,865
	Distributors - 0.25%
3,321	Genuine Parts Co.	420,007
25,404	LKQ Corp. (b)	1,250,385
		1,670,392

	Diversified Consumer Services - 0.25%
9,636	frontdoor, Inc. (b)	480,066
2,873	Grand Canyon Education, Inc. (b)	258,484
29,242	H&R Block, Inc. (a)	686,602
5,099	Service Corp. International	273,255
		1,698,407
	Diversified Financial Services - 0.31%
47,390	Jefferies Financial Group, Inc.	1,620,738
7,715	Voya Financial, Inc. (a)	474,473
		2,095,211
	Diversified Telecommunication Services - 0.64%
50,933	AT&T, Inc.	1,465,852
81,162	Lumen Technologies, Inc.	1,102,991
31,306	Verizon Communications, Inc.	1,754,075
		4,322,918
	Electric Utilities - 0.50%
1,909	American Electric Power Co., Inc.	161,482
2,576	Avangrid, Inc.	132,484
4,834	Duke Energy Corp.	477,213
2,500	Edison International	144,550
4,459	Evergy, Inc.	269,457
8,917	Exelon Corp.	395,112
5,320	FirstEnergy Corp.	197,957
5,118	Hawaiian Electric Industries, Inc.	216,389
8,069	NextEra Energy, Inc.	591,296
25,639	PG&E Corp. (b)	260,749
1,712	Pinnacle West Capital Corp.	140,333
4,855	PPL Corp.	135,794
4,590	The Southern Co.	277,741
		3,400,557
	Electrical Equipment - 1.00%
5,718	Acuity Brands, Inc. (a)	1,069,437
2,439	Agilent Technologies, Inc.	360,509
4,959	Eaton Corp. PLC	734,825
6,553	Emerson Electric Co.	630,661
3,715	Enphase Energy, Inc. (a)(b)	682,185
2,355	Generac Holdings, Inc. (b)	977,678
9,165	nVent Electric PLC	286,315
4,694	Regal Beloit Corp.	626,696
2,808	Rockwell Automation, Inc.	803,144
20,284	Vertiv Holdings Co.	553,753
		6,725,203
	Electronic Equipment, Instruments & Components - 1.26%
14,716	Arrow Electronics, Inc. (b)	1,675,122
37,240	Avnet, Inc.	1,492,579
3,815	CDW Corp.	666,290
2,117	Cognex Corp.	177,934
2,181	Dolby Laboratories, Inc. - Class A	214,371
4,428	Keysight Technologies, Inc. (b)	683,727
14,111	National Instruments Corp.	596,613
11,617	SYNNEX Corp.	1,414,486
2,031	Trimble, Inc. (b)	166,197
2,629	Zebra Technologies Corp. - Class A (b)	1,392,029
		8,479,348

	Energy Equipment & Services - 0.36%
12,574	Baker Hughes Co.	287,567
19,368	Halliburton Co.	447,788
111,252	NOV, Inc. (b)	1,704,381
		2,439,736
	Entertainment - 0.72%
6,290	Activision Blizzard, Inc.	600,317
3,293	Electronic Arts, Inc.	473,632
2,452	Netflix, Inc. (b)	1,295,171
5,616	Playtika Holding Corp. (b)	133,885
1,379	Spotify Technology SA (b)	380,039
2,489	Take-Two Interactive Software, Inc. (b)	440,603
8,844	The Walt Disney Co. (b)	1,554,510
		4,878,157
	Food & Staples Retailing - 1.93%
8,430	Albertsons Cos., Inc. - Class A	165,734
3,519	Casey's General Stores, Inc.	684,938
5,583	Costco Wholesale Corp.	2,209,026
33,321	CVS Health Corp.	2,780,304
36,487	Kroger Co. (a)	1,397,817
11,517	SYSCO Corp.	895,447
17,105	US Foods Holding Corp. (b)	656,148
25,886	Walgreens Boots Alliance, Inc.	1,361,862
20,597	Walmart, Inc.	2,904,589
		13,055,865
	Food Products - 1.24%
13,148	Archer-Daniels-Midland Co.	796,769
8,677	Bunge, Ltd.	678,108
5,325	Campbell Soup Co.	242,767
9,801	ConAgra Brands, Inc. (a)	356,560
9,309	Darling International, Inc. (b)	628,358
17,075	Flowers Foods, Inc. (a)	413,215
1,200	Freshpet, Inc. (b)	195,552
9,147	General Mills, Inc.	557,327
5,396	Ingredion, Inc.	488,338
4,298	Kellogg Co.	276,490
17,795	Pilgrim's Pride Corp. (b)	394,693
3,666	Post Holdings, Inc. (b)	397,651
6,634	The Hain Celestial Group, Inc. (a)(b)	266,156
4,524	The Hershey Co.	787,990
3,527	The J.M. Smucker Co.	456,993
8,257	The Kraft Heinz Co.	336,720
14,909	Tyson Foods, Inc. - Class A	1,099,688
		8,373,375
	Gas Utilities - 0.35%
74,271	EQT Corp. (a)(b)	1,653,273
14,726	UGI Corp. (a)	681,961
		2,335,234
	Health Care Equipment & Supplies - 2.36%
2,442	ABIOMED, Inc. (b)	762,173
2,040	Align Technology, Inc. (b)	1,246,440
2,719	Baxter International, Inc.	218,879

1,018	Becton Dickinson and Co.	247,567
4,106	Danaher Corp.	1,101,886
1,885	DexCom, Inc. (b)	804,895
13,821	Edwards Lifesciences Corp. (b)	1,431,441
5,996	Envista Holdings Corp. (b)	259,087
8,783	Hologic, Inc. (b)	586,002
1,290	ICU Medical, Inc. (b)	265,482
3,271	IDEXX Laboratories, Inc. (a)(b)	2,065,800
3,001	Insulet Corp. (b)	823,804
473	Intuitive Surgical, Inc. (b)	434,990
3,408	Masimo Corp. (a)(b)	826,270
1,091	Medtronic PLC	135,426
2,343	Novocure, Ltd. (b)	519,724
3,645	Penumbra, Inc. (b)	998,949
4,002	Quidel Corp. (b)	512,736
4,334	ResMed, Inc.	1,068,418
2,909	Stryker Corp.	755,555
1,413	Tandem Diabetes Care, Inc. (b)	137,626
1,990	West Pharmaceutical Services, Inc.	714,609
		15,917,759
	Health Care Providers & Services - 3.15%
13,151	Acadia Healthcare Co., Inc. (b)	825,225
1,768	Amedisys, Inc. (b)	433,036
4,169	Anthem, Inc.	1,591,724
6,915	Cardinal Health, Inc.	394,777
20,685	Centene Corp. (b)	1,508,557
8,781	Cerner Corp.	686,323
1,542	Chemed Corp.	731,679
8,544	Cigna Corp.	2,025,526
3,760	DaVita, Inc. (b)	452,817
4,222	HCA Healthcare, Inc.	872,856
6,941	Henry Schein, Inc. (b)	514,953
2,907	Humana, Inc.	1,286,987
3,886	Laboratory Corp. of America Holdings (b)	1,071,953
2,561	McKesson Corp.	489,766
1,670	Molina Healthcare, Inc. (b)	422,610
1,272	PerkinElmer, Inc.	196,410
3,308	Quest Diagnostics, Inc.	436,557
14,849	UnitedHealth Group, Inc.	5,946,134
9,302	Universal Health Services, Inc. - Class B	1,362,092
		21,249,982
	Health Care Technology - 0.14%
11,587	Change Healthcare, Inc. (b)	266,964
2,280	Veeva Systems, Inc. - Class A (b)	708,966
		975,930
	Hotels, Restaurants & Leisure - 0.78%
8,972	Boyd Gaming Corp. (b)	551,688
1,343	Caesars Entertainment, Inc. (b)	139,336
1,975	Domino's Pizza, Inc.	921,318
1,547	Marriott Vacations Worldwide Corp. (b)	246,437
3,844	McDonald's Corp.	887,926
6,309	MGM Resorts International	269,079

3,261	Starbucks Corp.	364,613
8,220	The Wendy's Co.	192,512
3,449	Travel + Leisure Co.	205,043
808	Vail Resorts, Inc. (b)	255,748
3,021	Yum China Holdings, Inc.	200,141
9,072	Yum! Brands, Inc.	1,043,552
		5,277,393
	Household Durables - 1.04%
5,112	DR Horton, Inc.	461,972
2,296	Garmin Ltd.	332,093
7,612	Lennar Corp. - Class A	756,252
7,934	Lennar Corp. - Class B	646,224
3,596	Mohawk Industries, Inc. (b)	691,115
9,201	Newell Rubbermaid, Inc.	252,752
88	NVR, Inc. (b)	437,650
3,320	PulteGroup, Inc.	181,172
3,701	Roku, Inc. (b)	1,699,684
17,220	Tempur Sealy International, Inc.	674,852
9,245	Toll Brothers, Inc.	534,454
1,526	Whirlpool Corp.	332,699
		7,000,919
	Household Products - 1.25%
4,244	Church & Dwight, Inc.	361,674
3,274	Clorox Co.	589,025
12,247	Colgate-Palmolive Co.	996,294
7,718	Diversey Holdings Ltd. (b)	138,229
5,589	Kimberly-Clark Corp.	747,696
16,026	Spectrum Brands Holdings, Inc.	1,362,851
31,546	The Procter & Gamble Co.	4,256,502
		8,452,271
	Independent Power and Renewable Electricity Producers - 0.37%
15,849	AES Corp.	413,184
8,144	Brookfield Renewable Corp. - Class A	341,559
23,024	NRG Energy, Inc.	927,867
42,869	Vistra Energy Corp.	795,220
		2,477,830
	Industrial Conglomerates - 0.38%
5,111	3M Co.	1,015,198
79,506	General Electric Co.	1,070,151
2,136	Honeywell International, Inc.	468,531
		2,553,880
	Insurance - 2.60%
2,529	Aflac, Inc.	135,706
4,267	American Financial Group, Inc.	532,180
5,074	Aon PLC - Class A (a)	1,211,468
4,501	Arthur J. Gallagher & Co.	630,500
2,156	Assurant, Inc.	336,724
2,024	Athene Holding, Ltd. - Class A (b)	136,620
30,431	Berkshire Hathaway, Inc. - Class B (b)	8,457,384
4,626	Cincinnati Financial Corp.	539,484
1,183	Erie Indemnity Co. - Class A (a)	228,733
6,142	Fidelity National Financial, Inc.	266,931

5,187	First American Financial Corp.	323,410
3,585	Hartford Financial Services Group, Inc.	222,162
4,804	Marsh & McLennan Cos., Inc.	675,827
3,654	Mercury General Corp.	237,327
13,584	MetLife, Inc.	813,002
13,504	Old Republic International Corp.	336,385
3,650	Principal Financial Group, Inc.	230,644
3,302	Prudential Financial, Inc.	338,356
1,564	Reinsurance Group of America, Inc.	178,296
2,544	The Allstate Corp.	331,839
5,567	The Progressive Corp.	546,735
21,269	Unum Group	604,040
1,086	Willis Towers Watson PLC	249,802
		17,563,555
	Interactive Media & Services - 5.61%
4,511	Alphabet, Inc. - Class A (b)	11,014,915
4,506	Alphabet, Inc. - Class C (b)	11,293,478
35,570	Facebook, Inc. - Class A (b)	12,368,045
9,261	Match Group, Inc. (b)	1,493,336
9,384	Pinterest, Inc. - Class A (b)	740,867
7,464	TripAdvisor, Inc. - Class A (b)	300,799
9,655	Twitter, Inc. (b)	664,360
		37,875,800
	Internet & Direct Marketing Retail - 4.21%
6,337	Amazon.com, Inc. (b)	21,800,294
107	Booking Holdings, Inc. (b)	234,126
12,078	eBay, Inc.	847,996
4,795	Etsy, Inc. (b)	987,003
2,712	Expedia Group, Inc. - Class A (b)	443,982
0	Just Eat Takeaway.com NV (b)	8
178,286	Qurate Retail, Inc. - Series A	2,333,764
5,609	Wayfair, Inc. - Class A (a)(b)	1,770,817
		28,417,990
	IT Services - 4.05%
9,809	Accenture PLC - Class A	2,891,595
2,745	Akamai Technologies, Inc. (b)	320,067
17,879	Alliance Data Systems Corp.	1,862,813
5,871	Amdocs, Ltd.	454,181
4,085	Black Knight, Inc. (b)	318,548
4,386	Booz Allen Hamilton Holding Corp. - Class A	373,599
1,036	Broadridge Financial Solutions, Inc.	167,345
3,214	CACI International, Inc. - Class A (b)	819,956
12,604	Cognizant Technology Solutions Corp. - Class A	872,953
5,504	Concentrix Corp. (b)	885,043
39,838	DXC Technology Co. (b)	1,551,292
1,029	EPAM Systems, Inc. (b)	525,778
2,360	Euronet Worldwide, Inc. (b)	319,426
5,441	Fidelity National Information Services, Inc.	770,826
8,576	Fiserv, Inc. (b)	916,689
556	FleetCor Technologies, Inc. (b)	142,369
1,795	Gartner, Inc. (b)	434,749
8,668	Genpact, Ltd.	393,787

2,241	Global Payments, Inc.	420,277
3,004	GoDaddy, Inc. - Class A (b)	261,228
8,027	MasterCard, Inc. - Class A	2,930,577
1,546	MongoDB, Inc. (a)(b)	558,910
9,614	PayPal Holdings, Inc. (b)	2,802,289
5,737	Science Applications International Corp.	503,307
1,407	Shift4 Payments, Inc. - Class A (b)	131,864
5,041	Square, Inc. - Class A (b)	1,228,996
12,400	The Western Union Co. (a)	284,828
2,820	VeriSign, Inc. (b)	642,086
13,119	Visa, Inc. - Class A (a)	3,067,485
2,473	WEX, Inc. (b)	479,515
		27,332,378
	Leisure Products - 0.59%
2,462	Brunswick Corp.	245,264
1,442	Hasbro, Inc.	136,298
49,779	Mattel, Inc. (b)	1,000,558
5,834	Peloton Interactive, Inc. - Class A (a)(b)	723,533
2,175	Polaris Industries, Inc.	297,888
3,080	Pool Corp.	1,412,673
2,036	YETI Holdings, Inc. (b)	186,945
		4,003,159
	Life Sciences Tools & Services - 1.22%
2,919	10X Genomics, Inc. - Class A (a)(b)	571,599
679	Bio-Rad Laboratories, Inc. - Class A (b)	437,473
899	Bio-Techne Corp. (a)	404,784
4,895	Bruker Corp.	371,922
1,963	Charles River Laboratories International, Inc. (b)	726,153
1,331	Illumina, Inc. (b)	629,842
1,686	IQVIA Holdings, Inc. (b)	408,551
702	Mettler-Toledo International, Inc. (b)	972,509
4,884	PPD, Inc. (b)	225,104
7,624	QIAGEN NV (b)	368,849
6,602	Syneos Health, Inc. (b)	590,813
3,637	Thermo Fisher Scientific, Inc.	1,834,757
1,989	Waters Corp. (b)	687,418
		8,229,774
	Machinery - 2.02%
9,463	AGCO Corp.	1,233,786
5,687	Caterpillar, Inc.	1,237,662
1,837	Cummins, Inc.	447,879
2,461	Deere & Co.	868,019
4,671	Donaldson Co., Inc.	296,749
3,131	Dover Corp.	471,528
30,199	Gates Industrial Corp PLC (b)	545,696
8,424	Graco, Inc.	637,697
615	IDEX Corp.	135,331
4,569	Illinois Tool Works, Inc.	1,021,446
4,146	Ingersoll Rand, Inc. (b)	202,366
3,945	Lincoln Electric Holdings, Inc.	519,596
1,529	Nordson Corp.	335,631
5,666	Oshkosh Corp.	706,210

671	Parker-Hannifin Corp.	206,071
9,080	Pentair PLC (a)	612,809
2,769	Snap-on, Inc.	618,678
977	Stanley Black & Decker, Inc.	200,275
10,471	The Timken Co.	843,858
8,081	The Toro Co.	887,940
2,717	Valmont Industries, Inc.	641,348
4,106	Wabtec Corp.	337,924
5,364	Xylem, Inc.	643,465
		13,651,964
	Media - 1.65%
1,039	Charter Communications, Inc. - Class A (b)	749,586
28,552	Comcast Corp. - Class A	1,628,035
19,791	Discovery Communications, Inc. - Series A (a)(b)	607,188
30,615	Discovery Communications, Inc. - Series C (b)	887,223
12,579	Fox Corp. - Class A	467,058
12,322	Fox Corp. - Class B	433,734
17,355	Liberty Media Corp.-Liberty SiriusXM - Class A (a)(b)	808,396
19,072	Liberty Media Corp.-Liberty SiriusXM - Class C (b)	884,750
19,031	News Corp. - Class A (a)	490,429
17,663	News Corp. - Class B	430,094
4,801	Nexstar Media Group, Inc. - Class A (a)	709,972
79,835	Sirius XM Holdings, Inc. (a)	522,121
17,611	The Interpublic Group of Companies, Inc.	572,181
9,360	The New York Times Co. - Class A	407,628
17,519	ViacomCBS, Inc. - Class A	848,796
16,083	ViacomCBS, Inc. - Class B	726,952
		11,174,143
	Metals & Mining - 0.93%
16,838	Alcoa Corp. (b)	620,312
26,078	Cleveland-Cliffs, Inc. (b)	562,242
23,508	Freeport-McMoRan, Inc.	872,382
5,454	Newmont Goldcorp Corp.	345,674
8,363	Nucor Corp.	802,262
10,192	Reliance Steel & Aluminum Co.	1,537,973
7,180	Southern Copper Corp. (a)	461,818
10,838	Steel Dynamics, Inc.	645,945
17,448	United States Steel Corp.	418,752
		6,267,360
	Multiline Retail - 1.29%
2,895	Burlington Stores, Inc. (b)	932,161
5,005	Dollar General Corp.	1,083,032
2,542	Dollar Tree, Inc. (b)	252,929
53,654	Kohl's Corp. (a)	2,956,872
22,511	Nordstrom, Inc. (a)(b)	823,227
3,830	Ollie's Bargain Outlet Holdings, Inc. (a)(b)	322,218
9,718	Target Corp.	2,349,229
		8,719,668
	Multi-Utilities - 0.18%
5,853	CenterPoint Energy, Inc.	143,516
2,724	Consolidated Edison, Inc.	195,365
1,880	DTE Energy Co.	243,648

8,698	MDU Resources Group, Inc.	272,595
4,107	Public Service Enterprise Group, Inc.	245,352
1,114	Sempra Energy	147,583
		1,248,059
	Oil, Gas & Consumable Fuels - 0.56%
50,675	Antero Midstream Corp.	526,513
6,467	APA Corp.	139,881
6,363	Cheniere Energy, Inc. (b)	551,926
2,524	Chevron Corp.	264,364
5,575	Cimarex Energy Co.	403,909
5,462	Devon Energy Corp.	159,436
9,588	Exxon Mobil Corp.	604,811
11,261	Marathon Oil Corp.	153,375
10,331	New Fortress Energy, Inc.	391,338
10,120	Targa Resources Corp.	449,834
5,305	The Williams Companies, Inc.	140,848
		3,786,235
	Paper & Forest Products - 0.10%
10,682	Louisiana-Pacific Corp.	644,018
	Personal Products - 0.33%
15,613	Herbalife Nutrition, Ltd. (b)	823,274
4,379	The Estee Lauder Cos., Inc. - Class A	1,392,872
		2,216,146
	Pharmaceuticals - 3.82%
17,992	Abbott Laboratories	2,085,813
27,326	AbbVie, Inc.	3,078,001
34,399	Bristol-Myers Squibb Co.	2,298,541
3,822	Elanco Animal Health, Inc. (b)	132,585
12,163	Eli Lilly & Co.	2,791,652
5,588	Jazz Pharmaceuticals PLC (b)	992,652
38,120	Johnson & Johnson	6,279,889
30,850	Merck & Co., Inc.	2,399,204
18,535	Perrigo Co. PLC	849,830
48,283	Pfizer, Inc.	1,890,762
121,186	Viatris, Inc.	1,731,748
6,769	Zoetis, Inc.	1,261,471
		25,792,148
	Professional Services - 0.43%
16,220	ManpowerGroup, Inc.	1,928,720
5,485	Nielsen Holdings PLC	135,315
9,792	Robert Half International, Inc.	871,194
		2,935,229
	Real Estate Management & Development - 0.53%
8,169	CBRE Group, Inc. - Class A (b)	700,328
5,643	Howard Hughes Corp. (b)	549,967
12,044	Jones Lang LaSalle, Inc. (b)	2,354,120
		3,604,415
	Road & Rail - 1.00%
1,063	AMERCO	626,532
5,712	CSX Corp. (a)	183,241
1,219	J.B. Hunt Transport Services, Inc.	198,636
885	Kansas City Southern	250,782

20,493	Knight-Swift Transportation Holdings, Inc.	931,612
4,683	Landstar System, Inc.	740,008
1,219	Norfolk Southern Corp.	323,535
1,548	Old Dominion Freight Line, Inc.	392,882
32,781	Ryder System, Inc.	2,436,612
2,992	Union Pacific Corp.	658,031
		6,741,871
	Semiconductors & Semiconductor Equipment - 5.19%
26,805	Advanced Micro Devices, Inc. (b)	2,517,794
2,379	Analog Devices, Inc.	409,569
16,998	Applied Materials, Inc.	2,420,515
4,757	Broadcom, Inc.	2,268,328
10,536	Cirrus Logic, Inc. (b)	896,824
5,231	Entegris, Inc. (a)	643,256
1,926	First Solar, Inc. (b)	174,322
78,985	Intel Corp.	4,434,218
3,672	KLA-Tencor Corp.	1,190,499
3,314	Lam Research Corp.	2,156,420
4,325	Marvell Technology, Inc.	252,277
4,912	Maxim Integrated Products, Inc.	517,528
3,440	Microchip Technology, Inc.	515,106
12,099	Micron Technology, Inc. (b)	1,028,173
3,761	MKS Instruments, Inc.	669,270
2,014	Monolithic Power Systems, Inc.	752,128
8,454	NVIDIA Corp.	6,764,045
28,065	ON Semiconductor Corp. (b)	1,074,328
5,954	Qorvo, Inc. (b)	1,164,900
5,069	Skyworks Solutions, Inc.	971,981
9,410	Teradyne, Inc.	1,260,564
12,913	Texas Instruments, Inc.	2,483,170
3,362	Xilinx, Inc.	486,280
		35,051,495
	Software - 9.80%
6,884	Adobe Systems, Inc. (b)	4,031,546
2,056	Alteryx, Inc. - Class A (b)	176,857
10,491	Anaplan, Inc. (b)	559,170
701	ANSYS, Inc. (b)	243,289
3,032	Aspen Technology, Inc. (b)	417,021
2,588	Atlassian Corp. PLC - Class A (b)	664,754
4,176	Autodesk, Inc. (b)	1,218,974
9,281	Cadence Design System, Inc. (b)	1,269,826
6,297	CDK Global, Inc.	312,898
7,015	Citrix Systems, Inc.	822,649
6,241	Cloudflare, Inc. - Class A (b)	660,547
3,312	Crowdstrike Holdings, Inc. - Class A (b)	832,339
2,284	Datadog, Inc. - Class A (b)	237,719
5,328	DocuSign, Inc. (b)	1,489,549
15,701	Dropbox, Inc. - Class A (b)	475,897
2,266	Elastic NV (b)	330,292
2,198	Fair Isaac Corp. (b)	1,104,891
2,954	Five9, Inc. (b)	541,734
4,479	Fortinet, Inc. (b)	1,066,853

823	HubSpot, Inc. (b)	479,579
2,764	Intuit, Inc.	1,354,830
2,523	Jack Henry & Associates, Inc. (a)	412,536
9,498	Manhattan Associates, Inc. (b)	1,375,690
115,262	Microsoft Corp.	31,224,476
3,458	New Relic, Inc. (b)	231,582
36,086	NortonLifeLock, Inc.	982,261
10,516	Nuance Communications, Inc. (b)	572,491
14,379	Nutanix, Inc. - Class A (b)	549,565
21,715	Oracle Corp.	1,690,296
6,247	Pegasystems, Inc. (a)	869,520
993	Proofpoint, Inc. (b)	172,544
2,424	PTC, Inc. (b)	342,414
4,350	RingCentral, Inc. - Class A (b)	1,264,023
7,232	salesforce.com, Inc. (b)	1,766,561
3,451	ServiceNow, Inc. (b)	1,896,497
4,102	Smartsheet, Inc. - Class A (b)	296,657
1,694	Splunk, Inc. (b)	244,918
8,722	SS&C Technologies Holdings, Inc.	628,507
3,819	Synopsys, Inc. (b)	1,053,242
4,604	The Trade Desk, Inc. - Class A (b)	356,165
1,673	VMware, Inc. - Class A (a)(b)	267,630
1,949	Workday, Inc. - Class A (b)	465,304
3,681	Zendesk, Inc. (a)(b)	531,316
1,758	Zoom Video Communications, Inc. (b)	680,399
		66,165,808
	Specialty Retail - 4.17%
1,551	Advance Auto Parts, Inc.	318,172
28,390	AutoNation, Inc. (b)	2,691,656
788	AutoZone, Inc. (b)	1,175,869
9,523	Best Buy Co., Inc.	1,094,955
12,449	Dick's Sporting Goods, Inc. (a)	1,247,265
1,655	Five Below, Inc. (b)	319,862
3,902	Floor & Decor Holdings, Inc. - Class A (b)	412,441
21,024	Foot Locker, Inc.	1,295,709
3,666	GameStop Corp. - Class A (b)	785,037
22,129	L Brands, Inc.	1,594,616
13,483	Lowe's Cos., Inc.	2,615,298
1,882	O'Reilly Automotive, Inc. (b)	1,065,607
25,619	Penske Automotive Group, Inc.	1,933,978
2,275	Ross Stores, Inc.	282,100
4,953	Sherwin-Williams Co.	1,349,445
31,864	The Gap, Inc.	1,072,224
16,294	The Home Depot, Inc.	5,195,994
11,603	The TJX Cos., Inc.	782,274
4,976	Tractor Supply Co.	925,835
2,472	Ulta Beauty, Inc. (a)(b)	854,743
7,145	Williams Sonoma, Inc.	1,140,699
		28,153,779
	Technology Hardware, Storage & Peripherals - 5.64%
235,379	Apple, Inc.	32,237,508
3,416	Dell Technologies, Inc. - Class C (b)	340,473

39,209	Hewlett Packard Enterprise Co.	571,667
15,995	HP, Inc.	482,889
8,477	International Business Machines Corp.	1,242,643
17,492	NCR Corp. (b)	797,810
9,717	NetApp, Inc.	795,045
26,967	Pure Storage, Inc. - Class A (b)	526,666
18,643	Teradata Corp. (a)(b)	931,591
7,254	Xerox Holdings Corp.	170,396
		38,096,688
	Textiles, Apparel & Luxury Goods - 1.91%
19,525	Capri Holdings, Ltd. (b)	1,116,635
4,409	Carter's, Inc.	454,877
5,320	Columbia Sportswear Co.	523,275
355	Deckers Outdoor Corp. (b)	136,345
14,530	Hanesbrands, Inc.	271,275
4,626	lululemon athletica, Inc. (b)	1,688,351
17,729	NIKE, Inc. - Class B	2,738,953
14,843	PVH Corp. (b)	1,596,958
4,096	Ralph Lauren Corp. - Class A	482,550
11,450	Skechers U.S.A., Inc. - Class A (b)	570,553
29,781	Tapestry, Inc. (b)	1,294,878
41,942	Under Armour, Inc. - Class A (a)(b)	887,073
26,607	Under Armour, Inc. - Class C (a)(b)	494,092
8,220	VF Corp. (a)	674,369
		12,930,184
	Thrifts & Mortgage - 0.04%
13,215	TFS Financial Corp.	268,265
	Thrifts & Mortgage Finance - 0.02%
6,743	Rocket Cos, Inc. - Class A	130,477
	Tobacco - 0.36%
3,774	Altria Group, Inc.	179,944
22,856	Philip Morris International, Inc.	2,265,258
		2,445,202
	Trading Companies & Distributors - 0.66%
16,968	Fastenal Co.	882,336
7,154	MSC Industrial Direct Co., Inc. - Class A	641,929
1,529	United Rentals, Inc. (b)	487,766
43,483	Univar, Inc. (b)	1,060,116
2,021	W.W. Grainger, Inc.	885,198
1,774	Watsco, Inc. - Class A	508,499
		4,465,844
	Total Common Stocks (Cost $352,036,190)	642,035,549

	INVESTMENT COMPANIES - 3.11%
	Exchange Traded Funds - 3.11%
53,397	Vanguard S&P 500 ETF (a)	21,012,787
	Total Investment Companies (Cost $15,523,810)	21,012,787

	REAL ESTATE INVESTMENT TRUSTS - 0.98%
	Real Estate Investment Trusts - 0.98%
38,540	AGNC Investment Corp. (a)	650,941
8,245	American Homes 4 Rent - Class A	320,318

44,066	Annaly Capital Management, Inc.	391,306
13,667	Brixmor Property Group, Inc.	312,838
11,366	Brookfield Property REIT, Inc. - Class A	214,704
2,446	Camden Property Trust (a)	324,511
14,306	CubeSmart	662,654
2,815	Digital Realty Trust, Inc.	423,545
4,176	Extra Space Storage, Inc.	684,112
3,666	Highwoods Properties, Inc.	165,593
14,701	Iron Mountain, Inc.	622,146
6,137	Life Storage, Inc.	658,807
1,984	Mid-America Apartment Communities, Inc.	334,145
2,483	Public Storage	746,613
4,429	VICI Properties, Inc. (a)	137,388
	Total Real Estate Investment Trusts (Cost $6,015,877)	6,649,621

	SHORT TERM INVESTMENTS - 0.94%
	Money Market Funds - 0.94%
	DWS Government Money Market Series - Institutional Shares
6,362,884	Effective Yield, 0.04% (c)	6,362,884
	Total Short Term Investments (Cost $6,362,884)	6,362,884
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.83%
	Mount Vernon Liquid Assets Portfolio, LLC
59,626,424	Effective Yield, 0.10% (c)	59,626,424
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $59,626,424)	59,626,424

	Total Investments (Cost $439,565,185) - 108.94%	735,687,265
	Liabilities in Excess of Other Assets - (8.94)%	(60,401,428)
	TOTAL NET ASSETS - 100.00%	$675,285,837

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2021.